OTHER FINANCIAL ITEMS, NET (Additional Information) (Details) $ in Thousands, shares in Millions, kr in Millions		12 Months Ended
	Oct. 20, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 20, 2020 NOK (kr)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss on derivative instrument reclassified from another comprehensive income		$ 0	$ 0	$ 1,059
Credit loss provision		522	722	(1,771)
Shares received under debt restructuring agreement (in shares) | shares	4.4
Cash compensation received under debt restructuring agreement	$ 1,100				kr 10
(Loss) gain on foreign currency translation		$ (700)	(400)	5,600
Solstad Offshore ASA
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on the sale of shares				$ 2,600
Norwegian Shipowners' Mutual War Risks Insurance Association
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity distribution			$ 2,600
Period of equity distribution based on proportion of premiums paid			10 years